CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Treasury Stock [Member] CNY (¥) shares	Accumulated Other Comprehensive Income [Member] CNY (¥)	Statutory Reserves [Member] CNY (¥)	Retained Earnings (accumulated Deficit) [Member] CNY (¥)	Retained Earnings (accumulated Deficit) [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)
Balance at Dec. 31, 2019	¥ 8,011,480			¥ 103	¥ 5,640,898	¥ (47,174)	¥ 70,320	¥ 317,198	¥ 1,966,611		¥ 63,524
Balance, Shares at Dec. 31, 2019 | shares				1,550,071,169		(20,634,265)
Repurchase of ordinary shares	(384,871)					¥ (384,871)
Repurchase of ordinary shares, shares | shares						(139,954,870)
Cumulative effect of accounting change at Dec. 31, 2020			¥ (882,964)							¥ (882,964)
Share-based compensation	42,169				42,169
Exercise of share-based compensation plans	7,347				(23,077)	¥ 30,424
Exercise of share-based compensation plans, shares | shares						15,682,565
Net profit	1,968,581								1,972,700		(4,119)
Dividends paid to shareholders	(263,569)								(263,569)
Foreign currency translation adjustment	(75,462)						(75,462)
Capital injection from non-controlling interest	7,619										7,619
Appropriation to statutory reserve								140,860	(140,860)
Balance at Dec. 31, 2020	8,430,330			¥ 103	5,659,990	¥ (401,621)	(5,142)	458,058	2,651,918		67,024
Balance, Shares at Dec. 31, 2020 | shares				1,550,071,169		(144,906,570)
Repurchase of ordinary shares	(16,228)					¥ (16,228)
Repurchase of ordinary shares, shares | shares						(4,171,000)
Cumulative effect of accounting change at Dec. 31, 2021	4,690,951
Share-based compensation	95,213				95,213
Exercise of share-based compensation plans	33,208				(60,470)	¥ 93,678
Exercise of share-based compensation plans, shares | shares						32,797,805
Net profit	2,495,316								2,508,947		(13,631)
Dividends paid to shareholders	(317,569)								(317,569)
Foreign currency translation adjustment	(11,627)						(11,627)
Capital injection from non-controlling interest	967										967
Appropriation to statutory reserve								152,345	(152,345)
Balance at Dec. 31, 2021	10,709,610			¥ 103	5,694,733	¥ (324,171)	(16,769)	610,403	4,690,951		54,360
Balance, Shares at Dec. 31, 2021 | shares				1,550,071,169		(116,279,765)
Repurchase of ordinary shares	(343,817)					¥ (343,817)
Repurchase of ordinary shares, shares | shares						(59,088,885)
Cumulative effect of accounting change at Dec. 31, 2022	6,496,852	$ 941,955
Share-based compensation	89,030				89,030
Exercise of share-based compensation plans	8,333				(91,060)	¥ 99,393
Exercise of share-based compensation plans, shares | shares						38,494,250
Net profit	2,281,256	330,753							2,266,382		14,874
Dividends paid to shareholders	(372,483)								(372,483)
Foreign currency translation adjustment	69,006	10,005					69,006
Capital injection from non-controlling interest	3,554										3,554
Appropriation to statutory reserve								87,998	(87,998)
Balance at Dec. 31, 2022	¥ 12,444,489	$ 1,804,282		¥ 103	¥ 5,692,703	¥ (568,595)	¥ 52,237	¥ 698,401	¥ 6,496,852		¥ 72,788
Balance, Shares at Dec. 31, 2022 | shares				1,550,071,169		(136,874,400)